Revenue and other income - Schedule of Revenues and Other Income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 0	€ 10
Research tax credit	1,053	1,227
Subsidies	111	62
Other Income	165	20
Other income	1,329	1,309
Total revenue and other income	1,329	1,319
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	5
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 0	€ 5